Credit Risk - Macroeconomic variables used in the calculation of ECL (Details)	Jun. 30, 2023	Dec. 31, 2022
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4020.00%	3940.00%
Baseline | GDP | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	3.30%
Baseline | GDP | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	1.80%
Baseline | GDP | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	(0.80%)
Baseline | GDP | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	0.50%
Baseline | GDP | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	0.90%
Baseline | GDP | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.20%
Baseline | GDP | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	1.80%
Baseline | GDP | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.50%
Baseline | GDP | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	1.90%
Baseline | GDP | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.50%
Baseline | Unemployment | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.70%
Baseline | Unemployment | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.70%
Baseline | Unemployment | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.50%
Baseline | Unemployment | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.30%
Baseline | Unemployment | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.40%
Baseline | Unemployment | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.70%
Baseline | Unemployment | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.10%
Baseline | Unemployment | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.70%
Baseline | Unemployment | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.20%
Baseline | Unemployment | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.70%
Baseline | HPI | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(6.10%)	8.40%
Baseline | HPI | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.70%)	11.20%
Baseline | HPI | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.30%)	(4.70%)
Baseline | HPI | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	1.80%
Baseline | HPI | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	(1.70%)
Baseline | HPI | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	1.50%
Baseline | HPI | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	2.20%
Baseline | HPI | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.30%
Baseline | HPI | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	2.20%
Baseline | HPI | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.40%
Baseline | Bank rate | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	1.80%
Baseline | Bank rate | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.40%
Baseline | Bank rate | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.10%
Baseline | Bank rate | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.80%
Baseline | Bank rate | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Baseline | Federal funds rate | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	2.10%
Baseline | Federal funds rate | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	4.80%
Baseline | Federal funds rate | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.60%
Baseline | Federal funds rate | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	3.10%
Baseline | Federal funds rate | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.00%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	690.00%	900.00%
Downside 2 | GDP | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.50%)	3.30%
Downside 2 | GDP | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	1.80%
Downside 2 | GDP | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(5.00%)	(3.40%)
Downside 2 | GDP | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.80%)	(2.70%)
Downside 2 | GDP | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.40%)	(3.80%)
Downside 2 | GDP | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.30%)	(3.40%)
Downside 2 | GDP | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.00%
Downside 2 | GDP | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.00%
Downside 2 | GDP | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.30%
Downside 2 | GDP | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.60%
Downside 2 | Unemployment | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	3.70%
Downside 2 | Unemployment | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	3.70%
Downside 2 | Unemployment | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.80%	6.00%
Downside 2 | Unemployment | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.70%	6.00%
Downside 2 | Unemployment | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.30%	8.40%
Downside 2 | Unemployment | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.60%	8.50%
Downside 2 | Unemployment | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.70%	8.00%
Downside 2 | Unemployment | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	8.10%
Downside 2 | Unemployment | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.10%	7.40%
Downside 2 | Unemployment | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	7.10%
Downside 2 | HPI | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(10.20%)	8.40%
Downside 2 | HPI | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.80%)	11.20%
Downside 2 | HPI | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(20.50%)	(18.30%)
Downside 2 | HPI | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.70%)	(3.10%)
Downside 2 | HPI | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(17.70%)	(18.80%)
Downside 2 | HPI | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.20%)	(4.00%)
Downside 2 | HPI | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.60%	(7.70%)
Downside 2 | HPI | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	(1.90%)
Downside 2 | HPI | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.20%	8.20%
Downside 2 | HPI | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	4.80%
Downside 2 | Bank rate | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	1.80%
Downside 2 | Bank rate | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.00%	7.30%
Downside 2 | Bank rate | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.30%	7.90%
Downside 2 | Bank rate | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.10%	6.60%
Downside 2 | Bank rate | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	5.50%
Downside 2 | Federal funds rate | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	2.10%
Downside 2 | Federal funds rate | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	6.60%
Downside 2 | Federal funds rate | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	6.90%
Downside 2 | Federal funds rate | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	5.80%
Downside 2 | Federal funds rate | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.60%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1520.00%	1760.00%
Downside 1 | GDP | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.10%)	3.30%
Downside 1 | GDP | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	1.80%
Downside 1 | GDP | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.10%)	(2.10%)
Downside 1 | GDP | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.00%)	(1.10%)
Downside 1 | GDP | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	(1.50%)
Downside 1 | GDP | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	(1.10%)
Downside 1 | GDP | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	1.90%
Downside 1 | GDP | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	1.70%
Downside 1 | GDP | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.10%
Downside 1 | GDP | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.10%
Downside 1 | Unemployment | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.70%
Downside 1 | Unemployment | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.70%
Downside 1 | Unemployment | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.10%	5.20%
Downside 1 | Unemployment | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.70%	5.10%
Downside 1 | Unemployment | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	6.40%
Downside 1 | Unemployment | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.10%	6.60%
Downside 1 | Unemployment | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	6.00%
Downside 1 | Unemployment | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	6.40%
Downside 1 | Unemployment | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.60%	5.80%
Downside 1 | Unemployment | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	5.90%
Downside 1 | HPI | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(8.10%)	8.40%
Downside 1 | HPI | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.20%)	11.20%
Downside 1 | HPI | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(11.30%)	(11.70%)
Downside 1 | HPI | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.10%)	(0.70%)
Downside 1 | HPI | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(8.20%)	(10.60%)
Downside 1 | HPI | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.90%)	(1.30%)
Downside 1 | HPI | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	(2.80%)
Downside 1 | HPI | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	0.20%
Downside 1 | HPI | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	5.20%
Downside 1 | HPI | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.60%
Downside 1 | Bank rate | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	1.80%
Downside 1 | Bank rate | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.10%	5.90%
Downside 1 | Bank rate | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.60%	6.10%
Downside 1 | Bank rate | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	5.30%
Downside 1 | Bank rate | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.60%
Downside 1 | Federal funds rate | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	2.10%
Downside 1 | Federal funds rate | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	5.80%
Downside 1 | Federal funds rate | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	5.40%
Downside 1 | Federal funds rate | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.40%
Downside 1 | Federal funds rate | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.90%
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1300.00%	1090.00%
Upside 2 | GDP | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	3.30%
Upside 2 | GDP | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	1.80%
Upside 2 | GDP | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	2.80%
Upside 2 | GDP | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.30%
Upside 2 | GDP | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.70%
Upside 2 | GDP | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.50%
Upside 2 | GDP | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.90%
Upside 2 | GDP | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | GDP | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.40%
Upside 2 | GDP | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | Unemployment | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.70%
Upside 2 | Unemployment | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.70%
Upside 2 | Unemployment | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.50%
Upside 2 | Unemployment | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.30%
Upside 2 | Unemployment | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Upside 2 | Unemployment | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.30%
Upside 2 | Unemployment | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.40%
Upside 2 | Unemployment | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.30%
Upside 2 | Unemployment | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.40%
Upside 2 | Unemployment | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.30%
Upside 2 | HPI | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	8.40%
Upside 2 | HPI | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	11.20%
Upside 2 | HPI | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.60%	8.70%
Upside 2 | HPI | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	5.80%
Upside 2 | HPI | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	7.50%
Upside 2 | HPI | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	5.10%
Upside 2 | HPI | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.40%
Upside 2 | HPI | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.50%
Upside 2 | HPI | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.20%
Upside 2 | HPI | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.50%
Upside 2 | Bank rate | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	1.80%
Upside 2 | Bank rate | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.10%
Upside 2 | Bank rate | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.60%
Upside 2 | Bank rate | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.50%
Upside 2 | Bank rate | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.50%
Upside 2 | Federal funds rate | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	2.10%
Upside 2 | Federal funds rate | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.60%
Upside 2 | Federal funds rate | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	2.90%
Upside 2 | Federal funds rate | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.80%
Upside 2 | Federal funds rate | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.80%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2470.00%	2310.00%
Upside 1 | GDP | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	3.30%
Upside 1 | GDP | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.80%
Upside 1 | GDP | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	1.00%
Upside 1 | GDP | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	1.90%
Upside 1 | GDP | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.30%
Upside 1 | GDP | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.30%
Upside 1 | GDP | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	2.40%
Upside 1 | GDP | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.20%
Upside 1 | GDP | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.10%
Upside 1 | GDP | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.20%
Upside 1 | Unemployment | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.70%
Upside 1 | Unemployment | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.70%
Upside 1 | Unemployment | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.00%
Upside 1 | Unemployment | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.80%
Upside 1 | Unemployment | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.90%
Upside 1 | Unemployment | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.00%
Upside 1 | Unemployment | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.80%
Upside 1 | Unemployment | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.00%
Upside 1 | Unemployment | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.80%
Upside 1 | Unemployment | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.00%
Upside 1 | HPI | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.90%)	8.40%
Upside 1 | HPI | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	11.20%
Upside 1 | HPI | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	1.80%
Upside 1 | HPI | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	3.80%
Upside 1 | HPI | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	2.90%
Upside 1 | HPI | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.30%
Upside 1 | HPI | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	3.30%
Upside 1 | HPI | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.40%
Upside 1 | HPI | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	3.20%
Upside 1 | HPI | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.40%
Upside 1 | Bank rate | 2023 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	1.80%
Upside 1 | Bank rate | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.50%
Upside 1 | Bank rate | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.30%
Upside 1 | Bank rate | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.00%
Upside 1 | Bank rate | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	2.80%
Upside 1 | Federal funds rate | 2023 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	2.10%
Upside 1 | Federal funds rate | 2024 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.90%
Upside 1 | Federal funds rate | 2025 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	3.40%
Upside 1 | Federal funds rate | 2026 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	3.00%
Upside 1 | Federal funds rate | 2027 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	3.00%